Derivative instruments (Detail 2) - CHF (SFr) SFr in Millions		Dec. 31, 2017		Dec. 31, 2016
Credit Derivatives [Line Items]
PRV	[1],[2],[3],[4]	SFr 118,227		SFr 158,411
NRV	[2],[4],[7]	116,133	[5],[6],[8]	153,810
Credit derivative contracts
Credit Derivatives [Line Items]
PRV	[2],[3]	2,800		3,900
NRV	[2],[7]	3,800		4,800
Protection bought
Credit Derivatives [Line Items]
PRV		800		2,000
NRV		2,900		2,800
Notional values		101,900		139,700
Protection bought | of which: credit derivatives related to economic hedges
Credit Derivatives [Line Items]
PRV		700		1,400
NRV		2,400		2,400
Notional values		81,500		111,700
Protection bought | of which: credit derivatives related to market-making
Credit Derivatives [Line Items]
PRV		0		500
NRV		500		300
Notional values		20,300		28,000
Protection bought | Single-name credit default swaps
Credit Derivatives [Line Items]
PRV		600		1,600
NRV		1,100		1,300
Notional values		61,300		91,400
Protection bought | Multi-name index-linked credit default swaps
Credit Derivatives [Line Items]
PRV		200		200
NRV		900		800
Notional values		31,800		38,400
Protection bought | Multi-name other credit default swaps
Credit Derivatives [Line Items]
PRV		0		0
NRV		0		0
Notional values		100		1,500
Protection bought | Total rate of return swaps
Credit Derivatives [Line Items]
PRV		0		100
NRV		800		700
Notional values		4,400		5,500
Protection bought | Options and warrants
Credit Derivatives [Line Items]
PRV		0		0
NRV		0		0
Notional values		4,300		2,900
Protection sold
Credit Derivatives [Line Items]
PRV		2,000		1,900
NRV		900		2,000
Notional values		89,400		122,900
Protection sold | of which: credit derivatives related to economic hedges
Credit Derivatives [Line Items]
PRV		1,600		1,500
NRV		800		1,500
Notional values		70,500		96,200
Protection sold | of which: credit derivatives related to market-making
Credit Derivatives [Line Items]
PRV		500		400
NRV		0		500
Notional values		18,900		26,700
Protection sold | Single-name credit default swaps
Credit Derivatives [Line Items]
PRV		1,100		1,300
NRV		600		1,400
Notional values		55,700		81,300
Protection sold | Multi-name index-linked credit default swaps
Credit Derivatives [Line Items]
PRV		900		500
NRV		200		400
Notional values		31,900		38,300
Protection sold | Multi-name other credit default swaps
Credit Derivatives [Line Items]
PRV		0		0
NRV		0		0
Notional values		0		1,100
Protection sold | Total rate of return swaps
Credit Derivatives [Line Items]
PRV		100		0
NRV		0		200
Notional values		1,700		2,100
Protection sold | Options and warrants
Credit Derivatives [Line Items]
PRV		0		0
NRV		0		0
Notional values		100		100
UBS AG
Credit Derivatives [Line Items]
PRV	[1],[2],[3],[4]	118,229		158,411
NRV	[2],[4],[7]	116,134	[5],[6],[8]	153,810
UBS AG | Credit derivative contracts
Credit Derivatives [Line Items]
PRV	[2],[3]	2,800		3,900
NRV	[2],[7]	3,800		4,800
UBS AG | Protection bought
Credit Derivatives [Line Items]
PRV		800		2,000
NRV		2,900		2,800
Notional values		101,900		139,700
UBS AG | Protection bought | of which: credit derivatives related to economic hedges
Credit Derivatives [Line Items]
PRV		700		1,400
NRV		2,400		2,400
Notional values		81,500		111,700
UBS AG | Protection bought | of which: credit derivatives related to market-making
Credit Derivatives [Line Items]
PRV		0		500
NRV		500		300
Notional values		20,300		28,000
UBS AG | Protection bought | Single-name credit default swaps
Credit Derivatives [Line Items]
PRV		600		1,600
NRV		1,100		1,300
Notional values		61,300		91,400
UBS AG | Protection bought | Multi-name index-linked credit default swaps
Credit Derivatives [Line Items]
PRV		200		200
NRV		900		800
Notional values		31,800		38,400
UBS AG | Protection bought | Multi-name other credit default swaps
Credit Derivatives [Line Items]
PRV		0		0
NRV		0		0
Notional values		100		1,500
UBS AG | Protection bought | Total rate of return swaps
Credit Derivatives [Line Items]
PRV		0		100
NRV		800		700
Notional values		4,400		5,500
UBS AG | Protection bought | Options and warrants
Credit Derivatives [Line Items]
PRV		0		0
NRV		0		0
Notional values		4,300		2,900
UBS AG | Protection sold
Credit Derivatives [Line Items]
PRV		2,000		1,900
NRV		900		2,000
Notional values		89,400		122,900
UBS AG | Protection sold | of which: credit derivatives related to economic hedges
Credit Derivatives [Line Items]
PRV		1,600		1,500
NRV		800		1,500
Notional values		70,500		96,200
UBS AG | Protection sold | of which: credit derivatives related to market-making
Credit Derivatives [Line Items]
PRV		500		400
NRV		0		500
Notional values		18,900		26,700
UBS AG | Protection sold | Single-name credit default swaps
Credit Derivatives [Line Items]
PRV		1,100		1,300
NRV		600		1,400
Notional values		55,700		81,300
UBS AG | Protection sold | Multi-name index-linked credit default swaps
Credit Derivatives [Line Items]
PRV		900		500
NRV		200		400
Notional values		31,900		38,300
UBS AG | Protection sold | Multi-name other credit default swaps
Credit Derivatives [Line Items]
PRV		0		0
NRV		0		0
Notional values		0		1,100
UBS AG | Protection sold | Total rate of return swaps
Credit Derivatives [Line Items]
PRV		100		0
NRV		0		200
Notional values		1,700		2,100
UBS AG | Protection sold | Options and warrants
Credit Derivatives [Line Items]
PRV		0		0
NRV		0		0
Notional values		SFr 100		SFr 100

[1]
As of 31 December 2017, CHF 134 billion of Loans, CHF 0 billion of Due from banks, CHF 2 billion of Reverse repurchase agreements, CHF 7 billion of Financial assets available for sale, CHF 24 billion of Financial assets designated at fair value and CHF 7 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months. As of 31 December 2016, CHF 126 billion of Loans, CHF 0 billion of Due from banks, CHF 1 billion of Reverse repurchase agreements, CHF 10 billion of Financial assets available for sale, CHF 29 billion of Financial assets designated at fair value and CHF 8 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months.

[2]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The replacement values and related notional values of these derivatives were not material for the periods presented.

[3]	PRV: Positive replacement value.
[4]	Refer to Note 24 for more information on netting arrangements.
[5]
Carrying value is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out. Refer to Note 12 for undiscounted cash flows of derivatives designated in hedge accounting relationships.

[6]	Except for trading portfolio liabilities and negative replacement values (see footnote 3), the amounts presented generally represent undiscounted cash flows of future interest and principal payments.
[7]	NRV: Negative replacement value.
[8]	Non-financial liabilities such as deferred income, deferred tax liabilities, provisions and liabilities on employee compensation plans are not included in this analysis.